Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Global Strategist Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 14 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	824
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,043
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,674
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.
Past One Year	rr_AverageAnnualReturnYear01	9.54%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	1.96%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	6.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1996	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.